LEASE AND COMMITMENTS - Summary of future minimum payment under non-cancelable operating leases Related to Offices (Detail) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2019	¥ 25,110
2020	18,057
2021	7,849
2022	4,698
2023	3,986
2024 and thereafter	0
Total	¥ 59,700